Financial Instruments - Sensitivity Analysis - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Depreciation of currency	10.00%	10.00%
AED against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Depreciation of currency	10.00%	10.00%
INR against AED [Member]
Disclosure of foreign exchange rates [Line Items]
Depreciation of currency	10.00%	10.00%